DEBT - Long-term Debt, including Current Portion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Debt Instrument [Line Items]
Finance leases	$ 28	$ 25
Deferred debt issuance costs	(45)	(47)
Unamortized discount	$ (7)	(13)
Hedged Liability Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Fair value hedging adjustment
Fair value hedging adjustment	$ 37	31
Long-term debt	9,152	9,894
Less current portion of long-term debt	(674)	(1,136)
Long-term debt less current portion	8,478	8,758
Notes | 0.70% Euro notes due 2025
Debt Instrument [Line Items]
Long-term debt	520	$ 0
Debt instrument, stated interest rate		0.70%
Notes | 0.128% Euro notes due 2026
Debt Instrument [Line Items]
Long-term debt	935	$ 1,057
Debt instrument, stated interest rate		0.128%
Notes | 0.577% Euro notes due 2030
Debt Instrument [Line Items]
Long-term debt	624	$ 704
Debt instrument, stated interest rate		0.577%
Notes | 3.601% Euro notes due 2031
Debt Instrument [Line Items]
Long-term debt	520	$ 587
Debt instrument, stated interest rate		3.601%
Notes | 3.625% Euro notes due 2035
Debt Instrument [Line Items]
Long-term debt	0	$ 587
Debt instrument, stated interest rate		3.625%
Notes | 3.802% Euro notes due 2036
Debt Instrument [Line Items]
Long-term debt	520	$ 587
Debt instrument, stated interest rate		3.802%
Notes | 5.80% notes due 2037
Debt Instrument [Line Items]
Long-term debt	240	$ 240
Debt instrument, stated interest rate		5.80%
Notes | 5.25% to 7.875% notes (maturities ranging from 2026 to 2035)
Debt Instrument [Line Items]
Long-term debt	99	$ 99
Notes | 5.25% to 7.875% notes (maturities ranging from 2026 to 2035) | Minimum
Debt Instrument [Line Items]
Debt instrument, stated interest rate		5.25%
Notes | 5.25% to 7.875% notes (maturities ranging from 2026 to 2035) | Maximum
Debt Instrument [Line Items]
Debt instrument, stated interest rate		7.875%
Debentures | 6.50% debentures due 2025
Debt Instrument [Line Items]
Long-term debt	145	$ 0
Debt instrument, stated interest rate		6.50%
Debentures | 7.65% debentures due 2029
Debt Instrument [Line Items]
Long-term debt	200	$ 200
Debt instrument, stated interest rate		7.65%
Debentures | 5.45% debentures due 2034
Debt Instrument [Line Items]
Long-term debt	137	$ 137
Debt instrument, stated interest rate		5.45%
Senior notes | 3.10% senior notes due 2027
Debt Instrument [Line Items]
Long-term debt	700	$ 700
Debt instrument, stated interest rate		3.10%
Senior notes | 4.35% senior notes due 2028
Debt Instrument [Line Items]
Long-term debt	500	$ 500
Debt instrument, stated interest rate		4.35%
Senior notes | 4.450% senior notes due 2030
Debt Instrument [Line Items]
Long-term debt	0	$ 500
Debt instrument, stated interest rate		4.45%
Senior notes | 4.00% senior notes due 2032
Debt Instrument [Line Items]
Long-term debt	700	$ 700
Debt instrument, stated interest rate		4.00%
Senior notes | 4.15% sustainability-linked senior notes due 2033
Debt Instrument [Line Items]
Long-term debt	1,300	$ 1,300
Debt instrument, stated interest rate		4.15%
Senior notes | 4.15% senior notes due 2042
Debt Instrument [Line Items]
Long-term debt	1,000	$ 1,000
Debt instrument, stated interest rate		4.15%
Senior notes | 3.92% senior notes due 2047
Debt Instrument [Line Items]
Long-term debt	300	$ 300
Debt instrument, stated interest rate		3.92%
Senior notes | 4.70% senior notes due 2052
Debt Instrument [Line Items]
Long-term debt	$ 700	$ 700
Debt instrument, stated interest rate		4.70%